CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net sales:
Net sales	$ 127,465	$ 140,199	$ 190,510
Cost of goods sold:
Cost of goods sold	117,663	120,910	176,469
Provision for losses on contracts	0	403	5,932
Total cost of goods sold	117,663	121,313	182,401
Gross profit	9,802	18,886	8,109
Operating expenses:
General and administrative	22,385	34,251	76,747
Sales, marketing and customer service	7,740	29,230	39,428
Provision for doubtful accounts, notes and other receivables	9,178	30,465	45,328
Impairment charges on goodwill and intangible assets	205	66,458	0
Impairment charges on property, plant and equipment	3,808	12,640	0
Impairment charges on project assets	4,041	13,844	10,853
Impairment charges on finance lease receivable	23,967	32,028	0
Total operating expenses	71,324	218,916	172,356
Operating loss	(61,522)	(200,030)	(164,247)
Other income (expense):
Interest expense	(18,418)	(9,043)	(9,275)
Interest income	459	1,163	2,218
Gain on extinguishment of convertible bonds	7,121	0	0
Change in fair value of derivative asset/liability	0	(2,328)	(15,650)
Tax penalty	(9,670)	0	0
Loss on investment in affiliates	(2,496)	(10,618)	(2,493)
Net foreign exchange (loss)/gain	(5,843)	797	4,412
Others	(439)	(573)	628
Total other expense, net	(29,286)	(20,602)	(20,160)
Loss before income taxes	(90,808)	(220,632)	(184,407)
Income tax expense	151	336	673
Net loss including noncontolling interests	(90,959)	(220,968)	(185,080)
Net gain (loss) attributable to noncontrolling interests	121	(272)	(282)
Net loss attributable to shareholders of SPI Energy Co., Ltd.	$ (91,080)	$ (220,696)	$ (184,798)
Net loss per common share:
Basic and Diluted (in Dollars per share)	$ (13)	$ (34)	$ (30)
Weighted average number of ordinary shares used in computing loss per share:
Basic and Diluted (in Shares)	6,826,633	6,415,616	6,120,471